Supplementary Financial Statement Information - Schedule of Basic and Diluted Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Numerator ($ in thousands):
Net loss for the period, as reported		$ (6,089)	$ (7,454)	[1]
8% dividend on preferred shares		(149)		[1]
Deemed dividend for down-round adjustments:
Preferred shares		(6,736)		[1]
Warrants		(1,840)		[1]
Numerator for basic net loss per Ordinary Share - net loss attributable to shareholders		(14,814)	(7,454)	[1]
Numerator for diluted net loss per Ordinary Share - net loss attributable to shareholders		$ (14,814)	$ (7,454)	[1]
Denominator (Ordinary Shares in thousands)*
Weighted average number of shares outstanding during the period	[1]	117,661	9,359
Denominator for basic loss per share – weighted number of Ordinary Shares	[1],[2]	117,661	9,359
Denominator for diluted loss per share – weighted number of Ordinary Shares	[1],[2]	117,661	9,359
Basic loss per Ordinary Share (in dollars)	[2]	$ (125.9)	$ (796.45)	[1]
Dilutive loss per Ordinary Share (in dollars)	[2]	$ (125.9)	$ (796.45)	[1]

[1]	Post reverse splits of shares – see Note 5A.
[2]	Post reverse split, see Note 5A.